Blackhawk (Tables) (Blackhawk Network Holdings, Inc. [Member])	12 Months Ended
Dec. 28, 2013
Retailo [Member]
Entity Information [Line Items]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation which was based upon the estimated fair value of each asset and liability (in millions).

Settlement receivables	$18.1
Settlement payables	(14.8)
Other liabilities, net	(0.7)
Deferred income taxes, net	(7.4)
Identifiable technology and intangible assets	45.7
Noncontrolling interests	(6.9)
Goodwill (1)	36.2
Total consideration	$70.2

(1)	See Note D.

Schedule of identifiable technology and intangible assets
The following table summarizes the components of the identifiable technology and intangible assets of Retailo and their estimated useful lives at the acquisition date (dollars in millions).

	Fair Value	Useful life
Distribution partner relationships	$38.0	15 years
Customer relationships	5.5	8 years	-	10 years
Technology	1.9	3 years
Trade name	0.3	3 years
	$45.7

InteliSpend [Member]
Entity Information [Line Items]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation which was based upon the estimated fair value of each asset and liability (in millions).

Cash and cash equivalents	$15.0
Trading securities	29.4
Accounts receivable	7.9
Cardholder liabilities	(31.4)
Customer deposits	(12.5)
Other tangible assets, net	(4.0)
Deferred taxes	(0.3)
Identifiable technology and intangible assets	39.2
Goodwill (1)	54.2
Total consideration	$97.5

(1)	See Note D.

Schedule of identifiable technology and intangible assets
The following table summarizes the components of the identifiable technology and intangible assets of InteliSpend and their estimated useful lives at the acquisition date (dollars in millions).

	Fair Value	Useful life
Customer relationships	$23.9	7 years	-	14 years
Back-log	9.3	1 year	-	3 years
Patent	3.3	5 years
Technology	2.4	5 years
Trade name	0.3	4 years
	$39.2